Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended				12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2022	Dec. 31, 2021
Cash Flows from Operating Activities:
Net income (loss)	$ 6,534,775	$ (6,860,958)			$ (28,260,571)	$ (15,127,629)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	326,308	228,405			516,949	365,097
Accretion of debt discount	1,878,376	347,106			1,342,062	29,166
Stock-based compensation	3,077,027	388,814			2,602,175	425,580
Loss on repricing of warrants	590,266
Loss on extinguishment of debt						9,484,113
Gain on change in fair value of warrant liabilities	(27,431,550)				6,461,087
Noncash impact of lease accounting	145,253	88,212			196,555	205,966
Other income – Paycheck Protection Program Loan forgiveness						(1,578,500)
Changes in operating assets and liabilities:
Accounts receivable	319,940	(811,016)			(828,298)	(721,401)
Inventories	(5,869,092)	(2,380,429)			(6,666,912)
Contract assets	(37,341)	(60,585)			319,480	(831,489)
Other assets	(1,045,514)	(1,360,086)			(4,902,797)	(275,759)
Accounts payable and accrued liabilities	8,733,185	1,039,296			(7,731,279)	2,287,134
Contract liabilities		(373,791)				(1,433,370)
Operating lease liabilities	(193,257)	(155,382)			(323,434)	(330,598)
Net cash from operating activities	(12,971,624)	(9,910,414)			(37,274,983)	(7,501,690)
Proceeds from sale of short-term investments	4,959,263
Net cash from investing activities	(1,142,990)	(3,080,199)			(19,206,268)	(922,487)
Capital expenditures	(6,102,253)	(3,080,199)			(14,247,005)	(922,487)
Purchase of short-term investments					(4,959,263)
Cash Flows from Financing Activities:
Proceeds from notes payable					2,000,000	24,950,000
Proceeds from Paycheck Protection Program Loan						1,578,500
Proceeds from exercise of stock options	342,579					35,200
Proceeds from exercise of warrants	338,055
Payments of note payable					(17,850,333)	(484,836)
Proceeds from reverse recapitalization with CleanTech Acquisition Corp, net					14,947,876
Proceeds from issuance of common stock for Pipe Investment					31,000,000
Proceeds from issuance of debentures and SPA Warrants, net of discount					35,800,000
Payment of transaction costs on equity funding					(12,582,000)
Net cash provided by financing activities	680,634				53,315,543	26,078,864
Net change in cash and cash equivalents	(13,433,980)	(12,990,613)			(3,165,708)	17,654,687
Cash and cash equivalents, beginning of period	17,787,159	20,952,867	$ 3,298,180		20,952,867	3,298,180
Cash and cash equivalents, end of period	4,353,179	7,962,254		$ 3,298,180	17,787,159	20,952,867
Capital expenditures included in accounts payable	841,171	1,949,142
Conversion of convertible debt and accrued interest expense to common stock					14,548,914
Right of use asset assumed through lease liability	1,212,824
Conversion of Series A preferred stock in connection with reverse recapitalization					3,348
Lease assumed through lease liability	1,212,824
Conversion of Series B preferred stock in connection with reverse recapitalization					7,254
Private and Public Warrant Liabilities assumed in reverse recapitalization					5,278,145
Fair value of SPA warrants at issuance					20,949,110
Loan commitment fee						(300,000)
Supplemental disclosure of cash flow information:
Cash paid for interest	$ 908,184	761,189			2,719,947	25,909
Cash paid for taxes
CleanTech Acquisition Corp
Cash Flows from Operating Activities:
Net income (loss)		1,155,839		(1,000)		(595,442)
Adjustments to reconcile net loss to net cash used in operating activities:
Transaction costs allocated to warrant liabilities						155,037
Net gain on investments held in Trust Account		(252,815)				(5,428)
Gain on change in fair value of warrant liabilities		(2,917,250)				(1,077,750)
Change in fair value of over-allotment option liability						225,000
Changes in operating assets and liabilities:
Prepaid expenses		43,708				(73,865)
Accounts payable and accrued liabilities		171,786				153,601
Accrued expenses		989,479		1,000		28,500
Accrued expenses – related party		60,000				53,333
Franchise tax payable		2,800				97,200
Net cash from operating activities		(746,453)				(1,039,814)
Investment of cash in Trust Account						(174,225,000)
Net cash from investing activities						(174,225,000)
Cash Flows from Financing Activities:
Proceeds from promissory note – related party		400,333				188,302
Repayment of promissory note – related party						(188,302)
Payment to related party for cancellation of Founder Shares						(16,667)
Proceeds from initial public offering, net of underwriter’s discount paid						169,050,000
Proceeds from sale of private placement warrants						7,175,000
Payment of offering costs						(466,281)
Proceeds from sale of Founder Shares				25,000		16,667
Net cash provided by financing activities		400,333		25,000		175,758,719
Net change in cash and cash equivalents		(346,120)		25,000		493,905
Cash and cash equivalents, beginning of period		518,905	25,000		$ 518,905	25,000
Cash and cash equivalents, end of period		172,785	25,000	$ 25,000		$ 518,905
Non-cash investing and financing activities:
Deferred offering costs included in promissory note – related party			182,856
Deferred offering costs included in accrued offering costs			$ 39,067